Shareholders' equity - Assumptions used in measurement of fair value of stock options (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	2,810,000	400,000
Exercise price ($)	$ 4.23	$ 0.51
October 26, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	250,000
Exercise price ($)	$ 4.00
Fair value of each option under the Black Scholes pricing model ($) | $	$ 3.20
Fair value of the market share ($)	$ 4.00
Risk free interest rate (%)	0.38%
Expected volatility (%)	114.00%
Expected life (number of months)	60
July 16, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	2,460,000
Exercise price ($)	$ 4.41
Fair value of each option under the Black Scholes pricing model ($) | $	$ 2.95
Fair value of the market share ($)	$ 4.41
Risk free interest rate (%)	0.33%
Expected volatility (%)	86.00%
Expected life (number of months)	60
Stock options granted on January 3, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	100,000
Exercise price ($)	$ 0.45
Fair value of each option under the Black Scholes pricing model ($) | $	$ 0.31
Fair value of the market share ($)	$ 0.45
Risk free interest rate (%)	1.61%
Expected volatility (%)	86.00%
Expected life (number of months)	60
September 29, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	400,000
Exercise price ($)	$ 0.51
Fair value of each option under the Black Scholes pricing model ($) | $	$ 0.34
Fair value of the market share ($)	$ 0.51
Risk free interest rate (%)	1.39%
Expected volatility (%)	83.00%
Expected life (number of months)	60